o BT PYRAMID MUTUAL FUNDS o

                            BT PRESERVATIONPLUS FUND

                               SEMI-ANNUAL REPORT
                                  MARCH o 1998


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BT PreservationPlus Fund

Table of Contents
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              Letter to Shareholders                                         3

              BT PreservationPlus Fund

                 Statement of Assets and Liabilities                         5
                 Statement of Operations                                     5
                 Statement of Changes in Net Assets                          6
                 Financial Highlights                                        7
                 Notes to Financial Statements                               8

              PreservationPlus Portfolio

                 Statement of Net Assets                                    10
                 Statement of Operations                                    12
                 Statement of Changes in Net Assets                         13
                 Financial Highlights                                       13
                 Notes to Financial Statements                              14

                              --------------------
                  The Fund is not insured by the FDIC and is not
                  a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                              --------------------

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BT PreservationPlus Fund

Letter to Shareholders
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We are pleased to present you with this first semi-annual report for the BT
PreservationPlus Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings. The Fund's Investment Class Shares and Institutional Class Shares have not been in operation for a full six months, thus, while this is a semi-annual report, performance is being reported for the most recent quarter and life of the Fund as of March 31, 1998.

The Fund's Investment Class Shares returned 1.39%* for the three months ended March 31, 1998, as compared to 1.23% for the IBC-First Tier Money Funds average.** The Fund's Institutional Class Shares returned 1.43%* for the three months ended March 31, 1998, as compared to 1.32% for the IBC-First Tier-Institutional Only Money Funds average.** Since its inception on October 1, 1997, the Fund's Investment Class Shares are up 2.84%, as compared to 2.51% for the IBC-First Tier Money Funds average.*** And since its inception on December 16, 1997, the Fund's Institutional Class Shares are up 1.70%, as compared to 1.32% for the IBC First Tier-Institutional Only Money Funds average.***

It is well worth noting that the BT PreservationPlus Fund is the first SEC registered mutual fund specifically designed as an investment alternative to traditional GIC commingled funds and other stable value products. The Fund is open to investors in participant-directed employee benefit plans, including corporate 401(k), public 457, and not-for-profit 403(b) plans. As of March 31, 1998, the Fund had more than $125 million in total assets across all classes of shares.

MARKET ACTIVITY

For most of the semi-annual period, the bond market continued the bullish trend which had been in place for much of 1997 and which had gained momentum early in the fourth calendar quarter. Yields declined primarily due to an acceleration of concerns that excess capacity in Asia would ultimately lead to pricing pressure in the U.S. The strength of this sentiment offset evidence that domestic sources of economic growth were strong enough to make easing of monetary policy by the Federal Reserve Board unlikely. The Asian crisis also created a flight to quality that benefited U.S. Treasuries from October through January. In addition, Asian countries were forced to sell short-term U.S. debt to defend their currencies, which helped to further flatten the yield curve. In this environment, mortgages suffered from fears that a decline in the ten-year Treasury yield would spark a new refinancing wave. Corporate bonds suffered from concerns about the effects of global overcapacity on corporate profitability in 1998.

During the first calendar quarter of 1998, the bond market traded in a broad range, primarily due to diminishing fears about the impact of the Asian crisis on the U.S. economy and the seeming result, i.e. interest rate stability. The bond market ended the month of March marginally lower, as oil prices recovered from their ten-year low and as investor concerns regarding continued strong domestic demand and a robust job market eased. These shifts in market perception led to the corporate sector benefiting from low levels of new issue supply and the mortgage sector benefiting from stable rates tempering pre-payment concerns--each sector outperforming Treasuries for this quarter. In all, the combination of opposing forces led to a flattening yield curve, as disinflationary pressures affected the longer end of the curve while the shorter end of the curve remained anchored by a Fed Funds target rate of 5.50%.

From September 30, 1997 through March 31, 1998, the 2-year Treasury bond yield dropped 0.22% to 5.56%, and the 5-year Treasury bond yield rallied even more dramatically, dropping 0.37% to 5.61%. This movement flattened the yield curve, narrowing the 2 to 5 year spread from 0.21% at September 30, 1997 to 0.05% on March 31, 1998.

INVESTMENT REVIEW

The Fund is off to an exciting start. The Fund has met its objective of maintaining a stable value per share, with its NAV staying steady at $10 per share every day since inception. Both Classes of Fund Shares have also outperformed their respective money market fund averages during this period. We believe the Fund is well positioned for a potential high level of current income over the long term.

More specifically, the Fund is diversified across the major sectors of the investment grade fixed income market, allocating 30.5% to corporate bonds, 29.2% to mortgage-backed securities, 25.8% to asset-backed securities, 14.4% to cash equivalents, and 0.1% to Wrapper Agreements, as of March 31, 1998. This allocation of fixed income securities is intentionally weighted towards the higher yielding corporate, asset backed and mortgage sectors, as these sectors have historically offered a higher yield than U.S. government securities.

The Fund is the first SEC registered mutual fund to make use of Wrapper Agreements to seek to maintain principal stability in the face of fluctuations in values due to changes in yields. To date, we have entered the Portfolio into three Wrapper Agreements, each of which covers approximately one-third of the fixed income securities in the Portfolio covered by such Agreements. Generally speaking, Wrapper Agreements are issued by insurance companies, banks and other financial institutions. The Wrapper Agreements held by the Portfolio as of March 31, 1998 are issued by Barclay's Bank PLC, National Westminster Bank PLC, and Credit Suisse Financial Products. This has been a successful strategy for the Fund.

The average credit quality of the investments in the Fund at the end of the semi-annual period was a strong AA+, as measured by Standard & Poor's. The average quality of the issuers of the Wrapper Agreements at that time was AA, as measured by Standard & Poor's. The Fund's duration at March 31, 1998 stood at
2.9 years.

MANAGER OUTLOOK

For the near term, we anticipate that the bond market should continue to do well, confident in the belief that the Federal Reserve Board is on hold, that inflation remains at bay, and that economic expansion will continue. To the extent that the economy continues to grow at a relatively strong pace, we expect yields to move higher in response. Given this scenario, we expect to invest new contributions into the Fund in fixed income securities offering higher yields, which we anticipate, in turn, would benefit the Fund. We also anticipate entering the Portfolio into a fourth Wrapper Agreement, which will continue diversifying the Fund's exposure. Over the longer-term horizon, the fixed income market may have to deal with an official tightening of monetary policy by the Federal Reserve Board.

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BT PreservationPlus Fund

Letter to Shareholders
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We will maintain our long-term perspective for the Fund, monitoring economic conditions and how they affect the financial markets, as we seek to provide a high level of current income while seeking to maintain a stable value per share.

We value your support of the PreservationPlus Fund and look forward to serving your investment needs in the years ahead.

                 /s/ Louis R. D'Arienzo         /s/ John Axtell
                 _______________________________________________
                 Eric Kirsch, Louis R. D'Arienzo and John Axtell
                            Portfolio Managers of the
                           PreservationPlus Portfolios
                                 March 31, 1998



                    Diversification of Portfolio Investments

                          By Theme as of March 31, 1998
                     (percentages are based on market value)

U.S. Government 23%
Industrial 10%
MSC 3%
Short-Term 32%
Financial Services 32%

----------
+  Includes themes with weightings of less than 4%.

----------
  * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund seeks to maintain a constant $10.00 share net asset value. The Fund is not a money market fund, and there can be no assurance that it will be able to do so. The Fund will hold fixed income securities, money market instruments, futures, options, and other instruments, and contracts with financial institutions, such as insurance companies and banks that are intended to stabilize the value per share. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
 ** It should be noted that given the different compositions of the Fund versus that of the IBC Money Fund averages, for attribution comparisons going forward, the Fund currently has under consideration an alternate benchmark, which is more accurately representative of the Fund objective.
*** The IBC Money Fund averages for the Life of Fund time period are calculated from September 30, 1997 for the Investment Class comparison and from December 31, 1997 for the Institutional Class comparison.



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BT PreservationPlus Fund Investment Class and Institutional Class

Performance Comparison
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Comparison of Change in
Value of a $10,000 Investment
in the BT PreservationPlus
Fund, Investment Class and
Institutional Class.

                           Total Return for the Period
                              Ended March 31, 1998

                           Inception    Return
                           10/1/97*      2.84%***
                          12/15/97**     1.70%***

*    Investment Class inception date.
**   Institutional Class inception date.
***  Annualized.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.



                             [GRAPH APPEARS BELOW]

              BT PreservationPlus Fund Investment Class - $10,284

                                Dec-97   10,143
                                Mar-98   10,284


             BT PreservationPlus Fund Institutional Class- $10,170

                                Dec-97   10,000
                                Mar-98   10,170



           Past performance is not indicative of future performance.

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BT PreservationPlus Fund

Statement of Assets and Liabilities March 31, 1998 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in PreservationPlus Portfolio, at Value                                             $  125,474,457
   Prepaid Expenses and Other                                                                             68,183
   Due from Bankers Trust, net                                                                            27,606
                                                                                                  --------------
Total Assets                                                                                         125,570,246
                                                                                                  --------------
Liabilities
   Payable for Fund Shares Redeemed                                                                        3,824
                                                                                                  --------------
Total Liabilities                                                                                          3,824
                                                                                                  --------------
Net Assets                                                                                        $  125,566,422
                                                                                                  ==============
Composition of Net Assets
   Paid-in Capital                                                                                $  125,566,422
   Unrealized Depreciation on Investment                                                                (140,926)
   Accumulated Realized Gain on Investment                                                                79,169
   Unrealized Appreciation on Wrapper Agreements                                                          61,757
                                                                                                  --------------
Net Assets -- 100.00%                                                                             $  125,566,422
                                                                                                  ==============
Net Asset Value, Offering and Redemption
Price Per Share (net assets divided by shares outstanding)
   Shares Outstanding:
   Investment Class Shares+                                                                       $        10.00
   Institutional Class Shares++                                                                   $        10.00

----------
 + Net asset value, offering and redemption price per share (based on net assets of $15,237,307 and 1,522,982 shares of beneficial interest outstanding and .001 par value, unlimited number of shares of beneficial interest authorized).
++ Net asset value, offering and redemption price per share (based on net assets of $110,390,872 and 11,033,656 shares of beneficial interest outstanding and .001 par value, unlimited number of shares of beneficial interest authorized).


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Statement of Operations For the period ended March 31, 1998* (unaudited)
--------------------------------------------------------------------------------


Investment Income
   Income net of expenses allocated from PreservationPlus Portfolio                              $     1,817,029
                                                                                                 ---------------
Expenses
   Administration and Shareholder Service Fees                                                            78,063
   Registration Fees                                                                                       3,153
   Insurance Expense                                                                                       1,171
   Organization Expenses                                                                                   2,259
                                                                                                 ---------------
   Total Expenses                                                                                         84,646
   Less:  Expenses Absorbed by Bankers Trust (exclusive of portfolio waivers)
      Investment Class                                                                                    (4,465)
      Institutional Class                                                                                (58,477)
                                                                                                 ---------------
   Net Expenses                                                                                           21,704
                                                                                                 ---------------
Net Investment Income                                                                                  1,795,325
                                                                                                 ---------------
   Unrealized (Depreciation) Appreciation on:
      Investment                                                                                        (140,926)
      Wrapper Agreements                                                                                  61,757
   Realized Gain from Investment Transations                                                              79,169
                                                                                                 ---------------
Net Increase in Net Assets from Operations                                                       $     1,795,325
                                                                                                 ===============

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* The Investment and Institutional shares commenced operations on October 1,
1997 and December 12, 1997, respectively.

               See Notes to Financial Statements on Pages 8 and 9

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BT PreservationPlus Fund

Statement of Changes in Net Assets
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
                                                                                            For the period ended
                                                                                               March 31, 1998+*
                                                                                            --------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                                         $     1,795,325
   Unrealized Depreciation on Investment                                                                (140,926)
   Unrealized Appreciation on Wrapper Agreements                                                          61,757
   Realized Gain from Investment Transactions                                                             79,169
                                                                                                 ---------------
   Net Increase in Net Assets from Operations                                                          1,795,325
                                                                                                 ---------------
Distributions to Shareholders
   Net Investment Income
      Investment Class                                                                                  (229,727)
      Institutional Class                                                                             (1,565,598)
                                                                                                 ---------------
Total Distributions                                                                                   (1,795,325)
                                                                                                 ---------------
Capital Transactions in Shares of Beneficial Interest
   Net Increase Resulting from Investment Class Shares                                                15,229,816
   Net Increase Resulting from Institutional Class Shares                                            110,336,606
                                                                                                 ---------------
Net Increase from Capital Transactions in Shares of Beneficial Interest                              125,566,422
                                                                                                 ---------------
Total Increase in Net Assets                                                                         125,566,422
Net Assets
Beginning of Period                                                                                       --
                                                                                                 ---------------
End of Period                                                                                    $   125,566,422
                                                                                                 ===============

----------
+ Unaudited
* The Investment and Institutional Shares commenced operations on October 1, 1997 and December 12, 1997, respectively.

               See Notes to Financial Statements on Pages 8 and 9

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BT PreservationPlus Fund

Financial Highlights (unaudited)
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Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated.

                                                                  Investment Class Shares   Institutional Class Shares
                                                                 ------------------------   --------------------------
                                                                      For the period             For the period
                                                                 October 1, 1997* through   December 12, 1997* through
                                                                      March 31, 1998             March 31, 1998
                                                                 ------------------------   --------------------------
Per Share Operating Performance:

Net Asset Value, Beginning of Period                                     $    10.00               $   10.00
                                                                         ----------               ---------
Income from Investment Operations
   Net Investment Income                                                       0.29                    0.17
Distributions to Shareholders
   Net Investment Income                                                      (0.29)                  (0.17)
                                                                         ----------               ---------
Net Asset Value, End of Period                                           $    10.00               $   10.00
                                                                         ==========               =========
Total Investment Return
Supplemental Data and Ratios:

   Net Assets, End of Period (000s omitted)                              $  15,237                $ 110,391
   Ratios to Average Net Assets:***
      Net Investment Income                                                   5.36%**                  5.81%**
      Net Expenses, Including Expenses of the
        PreservationPlus Portfolio                                            0.55%**                  0.40%**
      Decrease Reflected in the Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust                            0.31%**                  0.41%**

----------
  * Commencement of operations
 ** Annualized
*** Includes Fund share of Portfolio expenses

                See Notes to Financial Statements on Pages 8 and 9

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BT PreservationPlus Fund

Notes to Financial Statements (unaudited)
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Note 1--Organization and Significant Accounting Policies
A.  Organization

BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The PreservationPlus Fund (the "Fund") is one of the Funds offered to investors by the Trust.

The PreservationPlus Fund offers two classes of shares to investors; Investment Class and Institutional Class shares (the "Classes"). Both classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class.

The Investment and Institutional shares commenced operations and began offering shares of beneficial interest on October 1, 1997 and December 12, 1997, respectively.

The portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the PreservationPlus Portfolio (the "Portfolio"). The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1998, the Fund's proportionate interest in net assets of the Portfolio was 100%.

The financial statements of the Portfolio, including the Statement of Net Assets, are contained elsewhere in this report.

B.  Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the results related to the Funds underlying assets and the offsetting valuation change of the Wrapper Agreements.

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio, including the Fund, at the time of such determination. Net investment income is allocated daily to each class of shares based upon the relative proportion of net assets.

C.  Dividends

It is the Fund's policy to declare dividends daily and distribute dividends monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D.  Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute substantially all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E.  Other

The Trust accounts separately for the assets, liabilities and operations of the Fund and Classes. Expenses directly attributable to each Fund or Class are charged to that Fund or Class, while expenses which are attributable to the Trust are allocated among the Funds.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .25% of the average daily net assets of the Fund. For the period ended March 31, 1998, this fee aggregated to $10,153 and $67,910 for the PreservationPlus Investment Class and Institutional Class, respectively.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of each Class, to the extent necessary, to limit all expenses as follows: PreservationPlus Fund Investment Class of Shares to .34% of the average daily net assets of the Class, excluding expenses of the Portfolio and .68% of the average daily net assets of the Class, including expenses of the Portfolio; and PreservationPlus Fund Institutional Class of Shares to .02% of the average daily net assets of the Class, excluding expenses of the Portfolio and .36% of the average daily net assets of the Class, including expenses of the Portfolio. For the period ended March 31, 1998, expenses have been reduced by $4,465 and $58,477 net of Portfolio waivers for the PreservationPlus Investment Class and Institutional Class, respectively. Amount due from Bankers Trust consisted of reimbursable expenses of $27,606 net of accrued administration and service fees of $25,743 at March 31, 1998.

The Fund is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility collectively ("the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis and apportioned equally amongst all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of March 31, 1998.

Certain officers of the Fund are also directors, officers and/or employees of Edgewood Services Inc., Distributor for the Fund, none of whom received compensation for services from the Fund.

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BT PreservationPlus Fund

Notes to Financial Statements (continued)
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Note 3--Shares of Beneficial Interest

It is the Funds' policy to maintain a continuous net asset value of $10.00 per share for the Fund and the Fund has adopted certain investment, portfolio valuation, and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $10.00 per share.

At March 31, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:



                     Investment Class Shares*   Institutional Class Shares*
                     ------------------------   ---------------------------
                          For the period             For the period
                       ended March 31, 1998       ended March 31, 1998
                     ------------------------   ---------------------------
                       Shares        Amount        Shares       Amount
                     ---------   ------------   ----------  ---------------

Sold                1,500,005    $ 15,000,050  11,366,827   $113,668,319
Reinvested             22,977         229,766     156,573      1,565,724
Redeemed                   --              --    (489,744)    (4,897,437)
                    ---------    ------------  ----------   ------------
                    1,522,982    $ 15,229,816  11,033,656   $110,336,606
                    =========    ============  ==========   ============

----------
* The Investment Class and Institutional class commenced operations on October 1, 1997 and December 12, 1997, respectively.

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PreservationPlus Portfolio

Statement of Net Assets March 31, 1998 (unaudited)
--------------------------------------------------------------------------------


  Principal
   Amount            Security                          Value
  -------            --------                          -----
            CORPORATE DEBT
            NON-CONVERTIBLE - 53.80%
            Financial Services - 39.09%
$1,000,000  ABN AMRO Bank NV,
              7.55%, 6/28/06                        $  1,073,320
 2,000,000  American Express Master Trust-CI. A,
              7.60%, 8/15/02                           2,093,946
 1,000,000  American General Finance,
              5.90%,1/15/03                              986,535
 1,500,000  Associates Corp. N.A.,
              6.68%, 9/17/99                           1,515,024
 2,000,000  AT&T Universal Card Master
              Trust-CI. A, 5.95%,10/17/02              2,005,320
   300,000  BankAmerica Corp.,
              7.50%,10/15/02                             315,107
 2,000,000  California Infrastructure PG&E-CI. A7,
              6.42%, 9/25/08                           2,025,580
 1,000,000  Chase Credit Card Master Trust-CI. A,
              6.30%,4/15/03                            1,010,530
   100,000  Chase Manhattan Corp.,
              10.00%, 6/15/99                            104,505
 2,000,000  Chase Manhattan Corp.,
              7.25%, 6/01/07                           2,106,160
 2,300,000  Chase Manhattan Credit Card Master
              Trust-CI. A,
              6.73%, 2/15/03                           2,322,701
 1,000,000  CitiBank Credit Card Master Trust-CI. A,
              5.75%,1/15/03                              996,400
 1,000,000  CNA Financial,
              6.45%,1/15/08                              985,874
 2,000,000  Discover Card Master Trust-CI. A,
              5.80%, 9/16/03                           1,989,360
 2,000,000  Discover Card Master Trust-CI. A,
              6.20%, 5/16/06                           2,009,780
 2,000,000  DuPont,
              9.15%, 4/15/00                           2,125,098
 1,000,000  EQCC Home Equity Loan Trust-CI. A5,
              6.54%, 4/15/11                           1,009,920
   300,000  First Union National Bank,
              7.125%,10/15/06                            314,747
 2,000,000  First USA Credit Card Master Trust-CI. A,
              6.42%, 3/17/05                           2,035,980
 3,000,000  Ford Credit Auto Loan Master Trust-CI. A,
              6.50%, 8/15/02                           3,039,360
 2,000,000  Ford Motor Credit,
              6.00%,1/14/03                            1,986,390
 1,300,000  GMAC,
              6.875%, 7/15/01                          1,331,742
 1,000,000  Household Finance Co.,
              8.375%,11/15/01                          1,069,405
 1,000,000  J.P. Morgan & Co.,
              6.70%,11/01/07                           1,009,980
 2,000,000  MBNA Master Credit Card Trust-CI. A,
              6.55%,1/15/07                            2,050,820
 1,000,000  MBNA Master Credit Card Trust-CI. A,
              6.60%,1/15/03                            1,017,170



  Principal
   Amount            Security                          Value
  -------            --------                          -----
$2,000,000  NationsBank Credit Card Master
              Trust-CI. A,
              6.00%,12/15/05                        $  1,997,740
   750,000  Premier Auto Trust-CI. A4,
              5.82%,12/06/02                             747,656
 1,000,000  Providian Master Trust-CI. A,
              6.25%, 6/15/07                           1,011,730
 2,000,000  Salomon Smith Barney Holdings,
              7.98%, 3/01/00                           2,067,510
 2,700,000  Standard Credit Card Trust,
              5.95%,10/07/04                           2,683,692
 2,000,000  Toyota Auto Lease Trust-CI. A2,
              6.35%, 9/25/00                           2,012,500
                                                   -------------
                                                      49,051,582
                                                   -------------
            Industrial - 12.27%
 2,000,000  American Home Products,
              7.70%, 2/15/00                           2,060,136
 2,000,000  Anheuser Busch Cos.,
              9.00%,12/01/09                           2,435,468
 1,565,000  Exxon Capital Corp.,
              6.50%, 7/15/99                           1,578,562
 1,000,000  GTE Southwest, Inc.,
              6.23%,1/01/07                              988,830
 2,000,000  Hanson Overseas,
              6.75%, 9/15/05                           2,036,020
   500,000  Sears Roebuck Acceptance,
              6.125%,1/15/06                             490,447
 1,000,000  TRW, Inc.,
              6.05%,1/15/05                              986,445
 1,500,000  Texaco Capital,
              8.50%, 2/15/03                           1,647,630
 1,890,000  Wal-Mart Stores,
              9.10%, 7/15/00                           2,018,900
   100,000  Wal-mart Stores, Inc.,
              6.50%, 6/01/03                             101,925
 1,000,000  Walt Disney Co., 6.75%, 3/30/06            1,037,495
                                                   -------------
                                                      15,381,858
                                                   -------------
            Utility - 2.44%
 2,000,000  Consolidated Natural Gas,
              6.625%,12/01/08                          2,049,540
 1,000,000  Virginia Electric & Power,
              6.75%, 2/01/07                           1,017,075
                                                   -------------
                                                       3,066,615
                                                   -------------
Total Corporate Debt Non-convertible                  67,500,055
                                                   -------------
(Cost $67,662,661)
            FOREIGN DEBT - 1.64%
            Foreign Debt - 1.64%
 1,000,000  Alberta Province,
              9.25%, 4/01/00                           1,060,265
 1,000,000  Province of Ontario,
              6.00%, 2/21/06                             994,760
                                                   -------------
                                                       2,055,025
                                                   -------------
Total Foreign Debt                                     2,055,025
                                                   -------------
(Cost $2,068,946)


              See Notes to Financial Statements on Pages 14 and 15

--------------------------------------------------------------------------------
PreservationPlus Portfolio

Statement of Net Assets March 31, 1998 (unaudited)
--------------------------------------------------------------------------------

  Principal
   Amount            Security                          Value
  -------            --------                          -----
            U.S. GOVERNMENT & AGENCY - 28.86%
$  110,548  FGLMC,
              7.50%, 10/01/27                       $    113,346
   301,770  FGLMC,
              7.50%, 4/01/27                             309,409
   541,440  FGLMC,
              7.50%, 6/01/27                             555,146
 2,000,000  FNMA TBA,
              6.00%, 4/01/08                           1,971,250
 2,000,000  FNMA TBA,
              6.50%, 4/01/23                           2,008,126
 1,500,000  FNMA TBA,
              6.50%, 4/01/23                           1,485,000
 1,000,000  FNMA TBA,
              7.00%, 9/01/06                           1,018,125
 7,000,000  FNMA TBA,
              7.00%, 9/01/21                           7,076,566
 4,000,000  FNMA TBA,
              7.50%, 9/01/21                           4,103,752
 1,000,000  FNMA TBA,
              7.50%, 4/01/23                           1,029,063
 1,000,000  FNMA TBA,
              8.00%, 9/01/21                           1,036,563
   995,031  FNMA,
              6.50%,10/01/27                             985,081
   482,283  FNMA,
              7.00%, 9/01/12                             491,024
 3,501,424  FNMA,
              8.00%, 5/01/17                           3,629,446
 1,000,000  GNMA TBA,
              6.50%, 6/25/23                             990,625
 1,000,000  GNMA TBA,
              7.00%, 9/01/21                           1,010,938
 3,000,000  GNMA TBA,
              7.50%, 9/01/21                           3,079,689
 2,000,000  GNMA TBA,
              8.00%, 8/01/21                           2,073,126
 1,000,000  GNMA TBA,
              8.50%, 4/01/21                           1,055,625
 1,100,848  GNMA,
              8.00%, 5/15/22                           1,141,099
   968,386  GNMA,
              9.00%, 11/15/20                          1,047,658
                                                   -------------
                                                      36,210,657
                                                   -------------
Total U.S. Government & Agency
(Cost $36,175,056)                                    36,210,657
                                                   -------------





  Principal
   Amount            Security                          Value
  -------            --------                          -----
            SHORT TERM INSTRUMENTS - 39.69%
            Mutual Fund - 10.06%
$12,621,628 BT Institutional Cash Management Fund,
              5.51%, 4/01/98                        $ 12,621,628
                                                   -------------
            Repurchase Agreement - 29.63%
 37,184,755 Goldman Sachs, dated 3/31/98,
              5.85%, principal and interest
              in the amount of $37,190,797,
              due 4/1/98. (Collateralized by
              U.S. Treasury Bonds,11.625%
              par value of 29,655,000, due
              11/15/02, value of $38,062,720)         37,184,755
                                                   -------------
Total Short Term Instruments
  (Cost $49,806,383)                                  49,806,383
                                                   -------------
Wrapper Agreements
Wrapper Agreement #1 National Westminster                 16,251
Wrapper Agreement #2 Barclays Bank                        16,251
Wrapper Agreement #3 Credit Suisse                        29,255
                                                   -------------
Total Wrapper Agreements                                  61,757
                                                   -------------
Total lnvestments
 (Cost $155,713,046)                     123.99%    $155,633,877
Liabilities in Excess of Other Assets    (23.99)%    (30,159,318)
                                         --------  -------------
Net Assets                               100.00%    $125,474,559
                                         ========  =============

----------
The following abbreviations are used in portfolio descriptions:

FGLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To be announced securities. TBA's represent firm commitments of the Portfolio for securities authorized for issuance but not yet actually issued.
Wrapper Agreements - Each Wrapper Agreement obligates the wrapper provider to maintain the book value of a portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events. Valuation presented represents amounts due Portfolio of each provider's portion of the Portfolio's unrealized depreciation, net of realized gains.


              See Notes to Financial Statements on Pages 14 and 15

--------------------------------------------------------------------------------
PreservationPlus Portfolio

Statement of Operations For the period ended March 31, 1998* (unaudited)
--------------------------------------------------------------------------------


Investment Income
   Interest Income, net                                                                          $    1,851,441
   Crediting Rate Interest                                                                               70,568
                                                                                                 --------------
                                                                                                      1,922,009
                                                                                                 --------------
Expenses
   Advisory Fee                                                                                         109,513
   Administration and Service Fee                                                                        15,645
   Wrapper Fee                                                                                           42,398
                                                                                                 --------------
   Total Expenses                                                                                       167,556
   Less:  Expenses Absorbed by Bankers Trust                                                            (62,579)
                                                                                                 --------------
      Net Expenses                                                                                      104,977
                                                                                                 --------------
Net Investment Income                                                                                 1,817,032
                                                                                                 --------------
Net Realized and Unrealized Gain (Loss) on Investments and Wrapper Agreements
   Unrealized (Depreciation) Appreciation on:
        Investments                                                                                    (140,926)
        Wrapper Agreements                                                                               61,757
   Realized Gain on Investment Transactions                                                              79,169
                                                                                                 --------------
Net Realized and Unrealized Gain (Loss) on Investments and Wrapper Agreements                              --
                                                                                                 --------------
Net Increase in Net Assets from Operations                                                       $    1,817,032
                                                                                                 ==============

----------
*  The PreservationPlus Portfolio commenced operations on October 1, 1997.


              See Notes to Financial Statements on Pages 14 and 15

--------------------------------------------------------------------------------
PreservationPlus Portfolio

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                     For the
                                                                                                  period ended
                                                                                                March 31, 1998+*
                                                                                                ----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                                         $     1,817,032
   Unrealized Depreciation on Investments                                                               (140,926)
   Unrealized Appreciation on Wrapper Agreements                                                          61,757
   Realized Gain on Investments                                                                           79,169
                                                                                                 ---------------
Net Increase in Net Assets from Operations                                                             1,817,032
                                                                                                 ---------------
Capital Transactions
   Proceeds from Capital Invested                                                                    185,989,895
   Value of Capital Withdrawn                                                                        (62,332,368)
                                                                                                 ---------------
Net Increase in Net Assets from Capital Transactions                                                 123,657,527
                                                                                                 ---------------
Total Increase in Net Assets                                                                         125,535,616
Net Assets
Beginning of Period                                                                                           --
End of Period                                                                                    $   125,474,559
                                                                                                 ===============


----------
+ Unaudited
* The Investment and Institutional Shares commenced operations on October 1, 1997 and December 12, 1997, respectively.




--------------------------------------------------------------------------------


Financial Highlights (unaudited)
--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for the period indicated for the PreservationPlus Portfolio.

                                                                     For the period*
                                                                          ended
                                                                     March 31, 1998
                                                                     ---------------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted)                             $     125,475
Ratios to Average Net Assets:
   Net Investment Income                                                      5.81%**
   Expenses                                                                   0.35%**
   Decrease Reflected in the Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust                               0.20%**
Portfolio Turnover Rate                                                        187%

----------
* Commencement of operations--Investment Class October 1, 1997, Institutional Class December 12, 1997
** Annualized


              See Notes to Financial Statements on Pages 14 and 15

--------------------------------------------------------------------------------
PreservationPlus Portfolio

Notes to Financial Statements
--------------------------------------------------------------------------------


Note 1--Organization and Significant Accounting Policies
A.  Organization

The PreservationPlus Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized and commenced operations on October 1, 1997 as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation

Debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities will normally be valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued by Bankers Trust pursuant to procedures adopted by the Portfolio's Trust Board.

Wrapper Agreements, see also (note 5), generally will be equal to the difference between the Book Value and Market Value (plus accrued interest) on the applicable covered assets and will either be reflected as an asset or liability of the portfolio. The Portfolio's Trust Board in performing its fair value determination of the Portfolio's Wrapper Agreements considers the creditworthiness and the ability of Wrapper Provider to pay amounts due under the Wrapper Agreements.

C.  Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from the security transactions are recorded on the identified cost basis. The credit rating represents the actual interest earned on covered assets under the portfolio's wrapper agreements ("the agreements") plus or minus an adjustment for an amount receivable from or payable to the wrapper provider based on fluctuation in the market value of covered assets under the agreements.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. Amounts owed under the Administration and Services Agreement amounted to $5,167 at March 31, 1998.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of .35% of the Portfolio's average daily net assets. Accrued Advisory Fee payable amounted to $15,502 net of reimbursable expenses of $20,669 at March 31, 1998.

The Portfolio may invest in the BT Institutional Cash Management Fund ("The Fund"), an open-end management investment company managed by Bankers Trust Company ("the Company"). The Fund is offered as a cash management option to the Portfolio and other accounts managed by the Company. Distributions from the Fund to the Portfolio as of March 31, 1998 amounted to $163,493.

The Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility collectively ("the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis and apportioned equally amongst all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the period ended March 31, 1998.

--------------------------------------------------------------------------------
PreservationPlus Portfolio


--------------------------------------------------------------------------------

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .35% of the average daily net assets of the Portfolio. For the period ended March 31, 1998, expenses of the Portfolio have been reduced by $62,579.

Note 3--Purchases and Sales of Investment Securities

The payable for securities purchased amounted to $31,146,632 at March 31, 1998. The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 1998, were $225,588,023 and $119,655,304, respectively. For federal income tax purposes, the tax basis of investments held at March 31, 1998 was $155,713,046. The aggregate gross unrealized appreciation was $175,421, and the aggregate gross unrealized depreciation for all investments was $319,347 as of March 31, 1998.


Note 4--Net Assets

On March 31, 1998 net assets consisted of:
Paid-in Capital                               $125,474,559
                                              ============

Note 5--Wrapper Agreements

The Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid.

A default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets and, consequently, the Shares. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders.

BT INVESTMENT

PRESERVATIONPLUS FUND

Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Distributor
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
ERNST & YOUNG, L.L.P.
787 7th Avenue
New York, NY 10019

Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022


                              --------------------
         For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This
         must be preceded or accompanied by a current prospectus
         for the Fund.
                              --------------------


                                                                       STA491100
                                                                 STA495100(5/98)